Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 97.1%
Aerospace & Defense — 0.9%
The Boeing Co.*	16,600	$2,831,130
Auto Manufacturers — 1.9%
Ferrari N.V.	5,681	2,430,786
Tesla, Inc.*	13,949	3,615,023
		6,045,809
Biotechnology — 0.9%
Argenx S.E., ADR*	5,091	3,013,185
Chemicals — 0.8%
Linde PLC	5,513	2,567,073
Computers — 10.1%
Apple, Inc.	144,837	32,172,643
Crowdstrike Holdings, Inc., Class A*	1,934	681,890
		32,854,533
Diversified Financial Services — 6.8%
Mastercard, Inc., Class A	14,856	8,142,871
The Charles Schwab Corp.	40,511	3,171,201
Visa, Inc., Class A	30,394	10,651,881
		21,965,953
Electronics — 1.1%
Amphenol Corp., Class A	38,226	2,507,243
Keysight Technologies, Inc.*	7,714	1,155,326
		3,662,569
Healthcare Products — 4.6%
Danaher Corp.	18,885	3,871,425
IDEXX Laboratories, Inc.*	1,114	467,824
Intuitive Surgical, Inc.*	10,609	5,254,319
Natera, Inc.*	10,350	1,463,594
Stryker Corp.	5,331	1,984,465
Thermo Fisher Scientific, Inc.	3,805	1,893,368
		14,934,995
Healthcare Services — 2.1%
The Cigna Group.	8,807	2,897,503
UnitedHealth Group, Inc.	7,228	3,785,665
		6,683,168
Internet — 25.2%
Alphabet, Inc., Class A	105,903	16,376,840
Alphabet, Inc., Class C	18,166	2,838,074
Amazon.com, Inc.*	141,665	26,953,183
Booking Holdings, Inc.	427	1,967,151
Coupang, Inc.*	91,061	1,996,968
MercadoLibre, Inc.*	773	1,508,022
Meta Platforms, Inc., Class A	27,226	15,691,977
Netflix, Inc.*	8,698	8,111,146
Pinterest, Inc., Class A*	37,069	1,149,139
Shopify, Inc., Class A*	28,608	2,731,492
Spotify Technology S.A.*	4,150	2,282,624
		81,606,616
Machinery — Diversified — 0.5%
Rockwell Automation, Inc.	6,327	1,634,770
	Number of Shares	Value†

Miscellaneous Manufacturing — 1.0%
Teledyne Technologies, Inc.*	6,631	$3,300,315
Pharmaceuticals — 3.4%
Eli Lilly & Co.	13,402	11,068,846
Retail — 3.0%
Carvana Co.*	2,323	485,693
Chipotle Mexican Grill, Inc.*	70,938	3,561,797
Floor & Decor Holdings, Inc., Class A*	10,942	880,503
Lululemon Athletica, Inc.*	9,869	2,793,519
Starbucks Corp.	19,618	1,924,329
		9,645,841
Semiconductors — 12.9%
ASML Holding N.V.	2,833	1,877,231
Broadcom, Inc.	29,100	4,872,213
NVIDIA Corp.	300,115	32,526,464
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	15,906	2,640,396
		41,916,304
Software — 21.9%
AppLovin Corp., Class A*	10,351	2,742,704
Atlassian Corp., Class A*	6,405	1,359,205
Duolingo, Inc.*	3,356	1,042,172
Dynatrace, Inc.*	23,361	1,101,471
Fiserv, Inc.*	16,637	3,673,949
HubSpot, Inc.*	4,777	2,729,052
Intuit, Inc.	7,694	4,724,039
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	99,425	37,323,151
Monday.com Ltd.*	870	211,549
Roper Technologies, Inc.	6,720	3,961,978
Samsara, Inc., Class A*	17,581	673,880
ServiceNow, Inc.*	7,240	5,764,054
Snowflake, Inc., Class A*	19,448	2,842,520
Stripe, Inc., Class B(1),*,#	8,608	305,584
Synopsys, Inc.*	6,158	2,640,858
		71,096,166
TOTAL COMMON STOCKS (Cost $180,068,569)		314,827,273

PREFERRED STOCKS — 0.5%
Auto Manufacturers — 0.1%
Waymo LLC, Series A-2, CONV(1),*,#	3,737	395,935
Electronics — 0.4%
GM Cruise, Class F, CONV(1),*,#	27,200	27,200
Sartorius AG	5,265	1,227,378
		1,254,578
TOTAL PREFERRED STOCKS (Cost $2,700,737)		1,650,513

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Growth Stock Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%)	905,803	$905,803
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.420%)	1,452,676	1,452,676
TOTAL SHORT-TERM INVESTMENTS (Cost $2,358,480)		2,358,479
TOTAL INVESTMENTS — 98.3% (Cost $185,127,786)		$318,836,265
Other Assets & Liabilities — 1.7%		5,548,287
TOTAL NET ASSETS — 100.0%		$324,384,552

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $728,719 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
GM Cruise, Class F	05/07/19	$496,400	$27,200
Magic Leap, Inc., Class A	01/20/16	657,500	0
Stripe, Inc., Class B	12/17/19	135,060	305,584
Waymo LLC, Series A-2	05/08/20	320,886	395,935
Total		$1,609,846	$728,719
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2025††
United States	93%
Canada	2
Netherlands	2
Taiwan	1
Italy	1
Sweden	1
Total	100%
††	% of total investments as of March 31, 2025.
2